Commitments and contingencies	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 22 – Commitments and contingencies

Lease agreement

Zhonghong leased an office place in Zhengzhou from February 25, 2011 to August 24, 2013, with monthly lease payments of $5,999 (RMB 37,075). The lease has become month-to-month commencing August 25, 2013.

For the years ended June 30, 2013, and 2012, lease expenses were $119,446 and $154,221, respectively.

As of June 30, 2013, total future minimum lease payments for the unpaid portion under an operating lease were as follows:

Year ending June 30,	Amount
2014	10,798
Total	$10,798

On April 12, 2013, the Company signed a leasing agreement with Pingdingshan Hongfeng Coal Processing and Coking, Ltd., (“Hongfeng Coal”). Per the agreement, the Company will utilize Hongfeng Coal’s coke production facility, which has an annual capacity of 200,000 metric tons, for a period of one year. Per the agreement, the Company agreed to pay Hongfeng Coal $9.60 (RMB 60) per metric ton of coke produced from the leased facility.

Purchase commitment

The Company entered into several contracts with contractors and suppliers for the following projects:

	Aggregate contract amount	Payments made	Purchase commitment
Baofeng new coking plant	$65,820,748	$58,924,121	$6,896,627
Hongchang new mining tunnels	1,553,280	1,294,400	258,880
Hongchang safety instruments	16,180,000	3,236,000	12,944,000
Xingsheng safety instruments	19,598,834	14,092,780	5,506,054
Hongchang mine consolidation	32,766,118	11,115,660	21,650,458
Total	$135,918,980	$88,662,961	$47,256,019

The Company has signed annual purchase agreements with its vendors to supply coal to be delivered based on the quarterly demand. For the calendar year ending December 31, 2013, the aggregate purchase contract amount is approximately $132.8 million (RMB 833.7 million). The Company had purchased approximately $22.6 million (RMB142.1 million) during the six months ended June 30, 2013, with the remaining $110.2 million (RMB 691.6 million) to be paid based on purchase contracts.